Pension Plan (Cost of Benefits) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Current service cost, net of employee contributions	$ 13	$ 10	$ 31	$ 21	$ 32	$ 25
Interest cost on accrued benefit obligation	32	36	63	71	140	149
Expected return on plan assets	(42)	(40)	(83)	(78)	(156)	(159)
Amortization of transitional obligation	3	3	7	7	14	14
Amortization of past service costs	2	2	4	4	9	9
Amortization of net actuarial gain	14	12	29	24	46	33
Total cost of benefit	$ 22	$ 23	$ 51	$ 49	$ 85	$ 71